UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	January 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.2% (99.6% of Total Investments)

	MUNICIPAL BONDS – 144.7% (99.2% of Total Investments)

	Alabama – 3.4% (2.3% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
$ 1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$ 1,539,052
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	6,317,220
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	4,283,360
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,159,180
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,312,129
11,790	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	12,479,715
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,916,126
	International Paper Company, Series 2005A, 5.000%, 6/01/25
33,415	Total Alabama			35,006,782
	Alaska – 0.9% (0.6% of Total Investments)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	B2	9,413,670
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.0% (1.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	521,255
660	5.250%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	688,057
9,740	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	11,026,459
	2010A, 5.000%, 7/01/40
7,115	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	8,619,040
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
18,015	Total Arizona			20,854,811
	Arkansas – 0.2% (0.2% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,333,268
	4.875%, 12/01/43
	California – 21.2% (14.6% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	8,294,904
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	10,385,000
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
3,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	4,107,495
	2013S-4, 5.250%, 4/01/53
8,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series	12/24 at 100.00	AA	9,564,560
	2014, 5.000%, 12/01/44
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,564,376
	Series 2005, 4.750%, 10/01/28
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,547,835
	2006, 5.000%, 11/01/30
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	8,845,390
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,919,313
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,987,545
	Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	620,376
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
2,140	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA	2,726,232
825	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,051,001
790	9.325%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,006,215
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,230,814
	5.000%, 11/15/42 (UB)
2,530	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A1	2,563,219
	1993E, 5.500%, 6/01/15
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A1	1,214,380
	2010A-1, 6.000%, 3/01/35
565	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB	632,913
	University Medical Center, Series 2014A, 5.250%, 12/01/44
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	CCC	1,621,156
4,730	5.000%, 7/01/39	7/15 at 100.00	CCC	4,644,718
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,712,000
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	10,569,940
	Option Bond Trust 3175, 13.820%, 5/15/40 (IF)
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/16 at 100.00	A1	3,661,336
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	3,513,710
	2006B, 0.000%, 8/01/26 – NPFG Insured
5,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA	5,459,300
	Election 2004 Series 2007C, 5.000%, 8/01/37 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,755,428
3,480	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,176,626
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,520	5.000%, 6/01/33	6/17 at 100.00	B	6,549,394
2,000	5.750%, 6/01/47	6/17 at 100.00	B	1,778,620
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,441,880
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA	3,917,750
	11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA	17,211,147
	2011A, 5.000%, 7/01/41
170	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	178,743
3,635	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,625,997
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
12,885	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage	No Opt. Call	Aaa	16,355,059
	Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	388,328
	2013A, 5.750%, 6/01/48
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa1	413,600
445	5.000%, 9/01/23	9/15 at 102.00	Baa1	459,040
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
9,990	5.000%, 1/15/44	1/25 at 100.00	BBB–	11,133,056
30,840	5.000%, 1/15/50	1/25 at 100.00	BBB–	33,670,182
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A	1,283,260
1,000	6.625%, 12/01/25	12/21 at 100.00	A	1,284,570
1,325	6.750%, 12/01/26	12/21 at 100.00	A	1,712,536
201,840	Total California			217,778,944
	Colorado – 2.0% (1.4% of Total Investments)
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	706,332
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A3	2,210,021
	Society, Series 2005, 5.000%, 6/01/29
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	AA–	802,320
	5.000%, 3/01/25
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,208,098
	5.000%, 11/15/43
20,510	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	11,036,636
	9/01/32 – NPFG Insured
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	287,093
	Activity Bonds, Series 2010, 6.000%, 1/15/41
28,890	Total Colorado			20,250,500
	Connecticut – 0.8% (0.6% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,114,836
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AA– (4)	2,399,027
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 (Pre-refunded 11/15/15) – NPFG Insured
3,585	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	3,814,619
	2013A, 4.000%, 4/01/39
7,825	Total Connecticut			8,328,482
	District of Columbia – 2.0% (1.3% of Total Investments)
1,960	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/15 at 100.00	AA+	1,965,194
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA	11,875,357
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,494,550
	Tender Option Bond Trust 1606, 11.921%, 10/01/30 – BHAC Insured (IF) (5)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	No Opt. Call	AA+	3,905,585
	Tender Option Bond Trust 1731, 11.917%, 4/01/16 – BHAC Insured (IF) (5)
16,930	Total District of Columbia			20,240,686
	Florida – 10.6% (7.2% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/16 at 100.00	A– (4)	3,035,051
	First, Inc. Project, Series 2005, 5.000%, 4/01/24 (Pre-refunded 4/01/16)
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal	10/21 at 100.00	AA+	2,348,400
	Program, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	9,225,040
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	No Opt. Call	A–	3,317,639
	Miami, Series 2012A, 5.000%, 4/01/42
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A–	20,618,800
	4.500%, 7/01/33 – AMBAC Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
1,000	5.000%, 10/01/29 (Alternative Minimum Tax)	No Opt. Call	A	1,150,110
1,800	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	2,067,534
7,890	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	8,771,944
	5.000%, 10/01/41
4,865	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	5,595,285
	5.000%, 10/01/37
6,210	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	7,137,339
	5.000%, 7/01/42
5,325	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	6,104,580
	5.000%, 10/01/42
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	132,949
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond	9/24 at 100.00	AA–	5,377,064
	Series 2014B, 5.000%, 9/01/43
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	7,405,171
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,843,637
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	16,686,519
	2012B, 5.000%, 7/01/42
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,430,931
	8/01/22 – AGM Insured
5,000	Winter Haven, Florida, Utility System Revenue Bonds, Improvement & Refunding Series 2005,	10/15 at 100.00	AA	5,150,450
	5.000%, 10/01/35 – NPFG Insured
98,075	Total Florida			108,398,443
	Georgia – 0.4% (0.3% of Total Investments)
3,935	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	4,394,254
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
	Guam – 0.1% (0.1% of Total Investments)
1,220	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,443,419
	5.500%, 7/01/43
	Hawaii – 1.2% (0.8% of Total Investments)
10,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	11,859,900
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	2,228,525
600	5.250%, 9/01/37	9/16 at 100.00	BB+	609,456
2,785	Total Idaho			2,837,981
	Illinois – 12.4% (8.5% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	8,300,000
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–	6,987,978
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	11,935,650
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AA–	7,219,800
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,395,916
	5.250%, 12/01/40
3,130	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,450,575
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	15,072,111
2,785	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,183,589
	Series 2002, 5.500%, 11/01/36
1,380	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	1,437,946
4,045	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,118,341
6,970	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	7,759,910
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	A–	3,584,640
2,000	5.250%, 2/01/33	2/24 at 100.00	A–	2,232,280
1,575	5.250%, 2/01/34	2/24 at 100.00	A–	1,754,093
2,000	5.000%, 2/01/39	2/24 at 100.00	A–	2,168,840
	Illinois State, General Obligation Bonds, May Series 2014:
610	5.000%, 5/01/36	5/24 at 100.00	A–	666,120
1,950	5.000%, 5/01/39	5/24 at 100.00	A–	2,118,305
1,055	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,201,909
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,797,726
	2015-XF0051, 18.039%, 1/01/21 (IF)
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	D	294,800
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	11,142,800
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
5,290	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,281,589
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
3,590	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	AA– (4)	3,587,595
1,160	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	AA– (4)	1,159,223
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	4,088,040
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
7,625	6.250%, 10/01/38	10/23 at 100.00	A	9,234,866
1,525	6.000%, 10/01/42	10/23 at 100.00	A	1,809,763
127,245	Total Illinois			126,984,405
	Indiana – 1.9% (1.3% of Total Investments)
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	3,221,922
	2012A, 5.000%, 5/01/42
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,863,650
	5.000%, 12/01/37
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
1,000	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,121,530
9,865	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	10,783,432
1,115	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,394,252
	7.000%, 1/01/44 (Alternative Minimum Tax)
17,345	Total Indiana			19,384,786
	Iowa – 1.1% (0.7% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	8,986,100
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,821,260
12,000	Total Iowa			10,807,360
	Kentucky – 2.3% (1.6% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,491,182
	Medical Health System, Series 2010A, 6.500%, 3/01/45
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,120	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,575,372
3,655	0.000%, 7/01/46	7/31 at 100.00	Baa3	2,719,137
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,920	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,442,359
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	695,454
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	10,697,187
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
22,275	Total Kentucky			23,620,691
	Louisiana – 4.5% (3.0% of Total Investments)
2,345	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,592,609
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	AA–	6,015,204
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series
	2014A, 5.000%, 2/01/44
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,031,240
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	6,140,750
	Series 2007A, 5.500%, 5/15/47
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,228,207
	Series 2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,214,868
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,237,382
2,500	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,530,975
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	974,659
10,105	4.500%, 5/01/41 (Pre-refunded 5/01/16) – FGIC Insured (UB)	5/16 at 100.00	Aa1 (4)	10,542,041
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	A	6,130,993
	5.000%, 6/01/44
41,945	Total Louisiana			45,638,928
	Maine – 0.2% (0.2% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series	7/23 at 100.00	A+	2,316,580
	2013, 5.000%, 7/01/43
	Maryland – 1.0% (0.7% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	2,271,390
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	531,747
	Center, Series 2011, 6.000%, 7/01/25
1,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	1,810,848
	Medical Center Issue, Series 2015, 5.000%, 7/01/45 (WI/DD, Settling 2/05/15)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,199,060
	Hospital, Series 2008, 5.750%, 1/01/33
3,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (4)	3,676,330
	Health, Series 2006A, 4.750%, 7/01/36 (Pre-refunded 7/01/16) – NPFG Insured
9,675	Total Maryland			10,489,375
	Massachusetts – 4.9% (3.4% of Total Investments)
6,845	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue,	7/25 at 100.00	AA	8,102,427
	Series 2015-O1, 5.000%, 7/01/45
545	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X,	10/23 at 100.00	A1	631,535
	5.000%, 10/01/48
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	2,676,717
	5.000%, 11/01/43
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,324,336
	University Issue, Series 2009A, 5.750%, 7/01/39
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	792,365
	5.125%, 7/01/41
2,355	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA (4)	2,417,478
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	13,359,190
	4.375%, 8/01/36
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	Aa1 (4)	413,198
	(Pre-refunded 8/01/17)
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA+	6,216,360
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,727,784
	8/01/46 – AGM Insured (UB) (5)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,735,284
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
45,965	Total Massachusetts			50,396,674
	Michigan – 2.2% (1.5% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	2,921,519
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	3,033,930
	6.000%, 7/01/35
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,408,445
	5.500%, 7/01/41
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	1,161,420
	2011-I-A, 5.375%, 10/15/41
3,275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA–	3,465,212
	2006A, 5.000%, 12/01/31
725	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	786,408
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	5,776,160
	2009C, 5.000%, 12/01/48
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	878,781
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
20,365	Total Michigan			22,431,875
	Minnesota – 1.8% (1.2% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,469,890
	Senior Lien Series 2010A, 5.000%, 1/01/35
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	4/15 at 100.00	AA–	90,234
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,600,605
	Series 2005, 6.000%, 11/15/25
12,005	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA (4)	12,937,789
	Civic Center Project, Series 1996, 7.100%, 11/01/23 (Pre-refunded 11/01/15) – AGM Insured
16,640	Total Minnesota			18,098,518
	Mississippi – 0.7% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	4/15 at 100.00	A	6,901,744
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 0.6% (0.4% of Total Investments)
1,035	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,192,682
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	509,755
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,440	6.000%, 6/01/20	No Opt. Call	A	1,590,898
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,682,842
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	1,475,183
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
5,895	Total Missouri			6,451,360
	Nebraska – 1.6% (1.1% of Total Investments)
4,775	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated	2/24 at 100.00	AA–	5,087,142
	Lien Series 2014CC, 4.000%, 2/01/38
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	2,891,587
	City 2, Tender Option Bond Trust 11673, 20.198%, 8/01/40 – BHAC Insured (IF)
7,990	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2	8,314,554
	2007A, 5.000%, 1/01/37 – AMBAC Insured
14,385	Total Nebraska			16,293,283
	Nevada – 4.4% (3.0% of Total Investments)
5,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	5,741,150
	5.250%, 7/01/38
21,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	25,745,253
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	3,130,974
	8.000%, 6/15/30
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,993,614
	5.000%, 6/01/42
7,750	Nevada System of Higher Education, Universities Revenue Bonds, Series 2005B, 5.000%,	No Opt. Call	Aa2	8,035,898
	7/01/35 – AMBAC Insured
39,650	Total Nevada			45,646,889
	New Jersey – 2.6% (1.8% of Total Investments)
485	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	542,948
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A2 (4)	3,764,723
2,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A2 (4)	2,060,040
300	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	383,937
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	841,296
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A2	4,533,029
	2006A, 5.250%, 12/15/20
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A2	8,637,159
	5.500%, 6/15/31
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.639%,	7/22 at 100.00	A+	2,027,138
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,350	4.500%, 6/01/23	6/17 at 100.00	BB	1,357,304
1,000	4.625%, 6/01/26	6/17 at 100.00	B+	962,760
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,587,840
24,085	Total New Jersey			26,698,174
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA	6,930,818
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 11.1% (7.6% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,398,840
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	1,320,950
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	3,604,500
	Series 2013A, 5.000%, 7/01/44
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	5,535,936
	2012A, 5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2012:
1,100	5.000%, 7/01/38	No Opt. Call	A1	1,259,500
1,500	5.000%, 7/01/42	No Opt. Call	A1	1,709,970
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	6,170,610
	Purpose Series 2011C, 5.000%, 3/15/41
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,349,290
	2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured
6,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	7,154,311
	2/15/47 – NPFG Insured
10,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	10,619,500
	5.000%, 9/01/35 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,230,733
860	5.000%, 9/01/44	9/24 at 100.00	A–	989,198
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	5,731,600
	2012A, 0.000%, 11/15/32
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA–	4,024,566
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	AA–	5,969,353
	5.000%, 11/15/30
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	851,873
	5.000%, 11/15/41
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	4,059,328
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,850,903
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
1,890	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	1,905,347
6,070	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	N/R (4)	6,120,442
	(Pre-refunded 4/01/15)
11,515	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series	11/15 at 100.00	AA+	11,909,734
	2005, 5.000%, 11/15/44 – AMBAC Insured
670	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	4/15 at 100.00	Baa1	670,168
	6.500%, 6/01/35
5,070	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,443,101
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
6,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	7,504,800
	Series 2005, 5.250%, 10/01/35
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,496,688
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	5,118,682
	Ninth Series 2013, 5.000%, 12/01/38
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,579,294
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
111,860	Total New York			113,579,217
	North Carolina – 2.1% (1.4% of Total Investments)
2,850	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,477,741
	Bonds, Series 2008, Trust 1149, 15.452%, 7/15/32 (IF) (5)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,126,776
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A–	13,904,608
	5.125%, 4/01/43
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,003,360
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
2,060	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	6/23 at 100.00	Aa2	2,183,682
	Pollution Control Revenue Refunding Bonds, Duke Energy Progress, Inc. Project, Series 2013,
	4.000%, 6/01/41
19,210	Total North Carolina			21,696,167
	Ohio – 5.0% (3.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,200	5.125%, 6/01/24	6/17 at 100.00	B–	4,505,800
2,850	5.875%, 6/01/30	6/17 at 100.00	B–	2,479,073
6,345	5.750%, 6/01/34	6/17 at 100.00	B–	5,374,405
3,285	5.875%, 6/01/47	6/17 at 100.00	B	2,810,055
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	5,289,221
	Series 2013, 5.000%, 6/15/43
16,820	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	19,405,907
	2013A, 5.000%, 1/01/38 (UB) (5)
975	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender	1/23 at 100.00	AA	1,574,586
	Option Bond Trust 1157, 17.677%, 1/01/38 (IF) (5)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,172,710
	Series 2011A, 5.375%, 12/01/30
5,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,744,150
	2013A-1, 5.000%, 2/15/48
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,240,611
	Convertible Series 2013A-3, 0.000%, 2/15/36
49,980	Total Ohio			51,596,518
	Oklahoma – 2.4% (1.6% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,087,328
	5.375%, 9/01/36
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA (4)	3,571,960
	7/01/24 (Pre-refunded 7/01/15) – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,690	5.000%, 2/15/37	2/17 at 100.00	AA	7,093,608
1,305	5.000%, 2/15/42	2/17 at 100.00	AA	1,379,972
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
150	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	163,686
30	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	32,737
	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health
	System, Tender Option Bond Trust 3500:
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,802,075
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	162,874
	System, Tender Option Bond Trust 3500, 8.593%, 6/15/30 (IF)
22,903	Total Oklahoma			24,294,240
	Oregon – 0.1% (0.1% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA (4)	1,073,102
	5.000%, 5/01/24 (Pre-refunded 5/01/15) – AGM Insured
	Pennsylvania – 3.9% (2.7% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	5,388,163
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	990,564
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	2,488,752
11,000	0.000%, 12/01/38	No Opt. Call	A	4,041,620
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	6,296,759
	Concession, Series 2013A, 5.125%, 12/01/47
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,947,917
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	244,055
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,026,760
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	5,665,590
	Bonds, Series 2010A, 0.000%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,780,138
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	4/15 at 100.00	AA	4,521,849
4,735	5.000%, 9/01/22 – AGM Insured	4/15 at 100.00	AA	4,752,283
47,300	Total Pennsylvania			40,144,450
	Puerto Rico – 0.2% (0.2% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
300	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	46,434
75	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	10,898
325	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	44,327
1,330	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	170,280
25,560	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	2,038,666
27,590	Total Puerto Rico			2,310,605
	Rhode Island – 1.9% (1.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/23 at 100.00	AA+	8,520,844
	Bonds, Brown University, Series 2013, 5.000%, 9/01/43
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
1,020	6.125%, 6/01/32	4/15 at 100.00	BBB+	1,024,386
9,770	6.250%, 6/01/42	4/15 at 100.00	BBB–	9,814,454
18,020	Total Rhode Island			19,359,684
	South Carolina – 1.8% (1.2% of Total Investments)
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,061,331
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
11,880	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	13,847,209
	2014C, 5.000%, 12/01/46
2,880	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,350,160
	5.125%, 12/01/43
15,635	Total South Carolina			18,258,700
	Tennessee – 2.1% (1.4% of Total Investments)
3,600	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	4,160,232
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,565	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	2,766,737
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,702,656
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A	1,763,388
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,787,450
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	431,619
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
24,075	Total Tennessee			21,612,082
	Texas – 17.5% (12.0% of Total Investments)
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative	11/24 at 100.00	A1	3,507,795
	Minimum Tax)
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA	5,832,850
	5.000%, 11/15/43
8,765	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	9,036,540
	4.250%, 8/15/36
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	4/15 at 100.00	C	102,125
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (6)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,942,450
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
765	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	BBB	846,534
	5.000%, 1/01/43
3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	3,991,712
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,855,025
	5.000%, 1/01/36
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	9,144,900
	5.125%, 11/01/43 (Alternative Minimum Tax)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,966,410
	5.000%, 11/01/42
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	10,016,820
	11/01/42 (Alternative Minimum Tax)
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option	10/23 at 100.00	AA+	6,194,527
	Bond Trust 2013-9A, 18.425%, 4/01/53 (IF)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	166,428
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	316,475
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	368,932
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	923,417
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,181,588
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	415,496
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,645,080
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,738,175
	2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	2/16 at 100.00	BBB	2,065,440
2,800	5.125%, 8/15/26	2/16 at 100.00	BBB	2,849,896
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	4,455,560
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
75	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2003, 5.250%, 5/15/24 –	No Opt. Call	A1	75,282
	AMBAC Insured
5,420	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	6,185,954
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA+	2,031,850
8,470	0.000%, 9/01/45	9/31 at 100.00	AA+	9,111,603
5,730	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	6,386,429
	5.750%, 1/01/38
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	12,174,910
	Option Bond Trust 1124, 7.575%, 8/15/26 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	C	95,000
	2001C, 5.200%, 5/01/28 (6)
12,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	12,952,535
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,124,390
	2012, 5.000%, 12/15/31
2,195	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,714,513
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.882%, 4/01/28 (IF)	4/17 at 100.00	AAA	4,704,360
2,710	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	3,149,481
	Refunding Series 2015B, 5.000%, 8/15/37 (WI/DD, Settling 2/04/15)
6,035	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	6,868,856
	Refunding Series 2015C, 5.000%, 8/15/42 (WI/DD, Settling 2/04/15)
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	19,037,247
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Aaa	2,244,770
	2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)
179,530	Total Texas			179,421,355
	Utah – 0.8% (0.6% of Total Investments)
	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A:
3,000	5.000%, 6/15/36 – AGM Insured	6/18 at 100.00	AAA	3,360,060
4,500	5.250%, 6/15/38	No Opt. Call	AAA	5,056,425
7,500	Total Utah			8,416,485
	Virginia – 2.1% (1.4% of Total Investments)
5,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/20 at 100.00	AA–	5,799,300
	2010A, 5.000%, 10/01/39
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	6,203,700
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
4,415	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	4/15 at 100.00	N/R	4,510,099
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,156,916
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,359,448
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
19,130	Total Virginia			21,029,463
	Washington – 4.4% (3.0% of Total Investments)
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	11,198,700
	Series 2013A, 5.000%, 5/01/43
4,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3 (4)	5,258,642
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	4/25 at 100.00	Aa2	13,458,565
	Series 2015A, 5.000%, 10/01/45 (WI/DD, Settling 2/05/15) (UB)
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	5,309,258
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,365,011
43,225	Total Washington			45,590,176
	Wisconsin – 1.0% (0.7% of Total Investments)
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic,	2/19 at 100.00	A3	1,606,223
	Inc., Series 2009, 5.875%, 2/15/39
410	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	425,953
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	911,298
	Healthcare, Series 2006, 5.000%, 5/01/32
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,179,216
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,088,840
	Healthcare System, Series 2006A, 5.250%, 8/15/34
9,710	Total Wisconsin			10,211,530
	Wyoming – 0.3% (0.2% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation,	12/15 at 100.00	A–	3,474,528
	Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,447,543	Total Municipal Bonds (cost $1,343,149,596)			1,484,300,902

Shares	Description (1)	Value
	COMMON STOCKS – 0.5% (0.4% of Total Investments)

	Airlines – 0.5% (0.4% of Total Investments)
106,983	American Airlines Group Inc. (7)	$ 5,250,726
	Total Common Stocks (cost $3,099,026)	5,250,726

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 287	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 51,646
76	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	3.000%	7/15/55	N/R	10,206
$ 363	Total Corporate Bonds (cost $32,564)				61,852
	Total Long-Term Investments (cost $1,346,281,186)				1,489,613,480

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)

MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)

California – 0.6% (0.4% of Total Investments)
$ 5,090	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 5,144,005
Health System, Series 2014A, 6.000%, 7/10/15 (8)
495	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	500,252
Health System, Series 2014B, 6.000%, 7/10/15 (8)
755	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	763,010
	Health System, Series 2014C, 6.000%, 7/10/15 (8)
$ 6,340	Total California			6,407,267
	Total Short-Term Investments (cost $6,340,000)			6,407,267
	Total Investments (cost $1,352,621,186) – 145.8%			1,496,020,747
	Floating Rate Obligations – (6.8)%			(70,409,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (39.7)% (10)			(407,000,000)
	Other Assets Less Liabilities – 0.7%			7,174,905
	Net Assets Applicable to Common Shares – 100%			$ 1,025,786,652

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,484,300,902	$ —	$1,484,300,902
Common Stocks	5,250,726	—	—	5,250,726
Corporate Bonds	—	—	61,852	61,852
Short-Term Investments:
Municipal Bonds	—	—	6,407,267	6,407,267
Total	$5,250,726	$1,484,300,902	$6,469,119	$1,496,020,747

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $1,284,542,361.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$153,185,709
Depreciation	(12,124,678)
Net unrealized appreciation (depreciation) of investments	$141,061,031

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 27.2%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015